Financial risk management (Tables)	12 Months Ended
Dec. 31, 2022
Financial risk management
Disclosure of categories of material financial assets and liabilities

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Financial assets held at fair value through profit or loss
Equity instruments	€—	€—	€8,951
Current financial investments	1,292,514	1,317,460	1,571,858
Financial assets at amortized cost
Current financial investments	2,293,431	1,152,349	1,454,420
Cash and cash equivalents	508,117	2,233,368	2,135,187
Restricted cash (current and non-current)	4,569	1,425	1,482
Other non-current assets	1,209	1,048	907
Trade receivables	28,194	91,786	184,632
Total financial assets	€4,128,033	€4,797,436	€5,357,438

Financial liabilities held at fair value through profit or loss
Current financial instruments	€19	€204	€3,164
Current contingent consideration related to milestones CellPoint	8,485	—	—
Non-current contingent consideration related to milestones CellPoint	13,582	—	—
Financial liabilities at amortized cost
Trade liabilities	68,928	84,519	134,905
Lease liabilities	21,901	26,859	29,436
Current deferred consideration payable CellPoint	6,222	—	—
Total financial liabilities	€119,137	€111,582	€167,505

Disclosure of aging balance of receivables

	December 31,
	2022	2021	2020

	(Euro, in thousands)
60 - 90 days	€424	€141	€—
90 - 120 days	208	92	—
more than 120 days	€473	€113	€—

Foreign exchange risk
Financial risk management
Disclosure of sensitivity of exchange rate risk

	December 31,
	2022	2021	2020

Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(85,140)	€(83,996)	€(116,690)
Increase in Euros - GB Pounds	960	1,093	303
Increase in Euros - CH Francs	557	233	2,013